Other Expenses - Schedule of Other Expenses (Details)	6 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Schedule of Other Expenses [Abstract]
Loss on foreign exchange, net	RM 104,488	$ 25,762	RM 415,409